Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income taxes
Balance at the beginning of the year	$ 558	¥ 3,838	¥ 955
Addition	58,153	399,836	2,883	¥ 922
Balance at the end of the year	58,711	¥ 403,674	3,838	¥ 955
Operating loss carryforwards, net	$ 6,813,355		6,651,617		¥ 46,845,223
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%	10.00%
Cumulative profits	$ 201,406,168				1,384,768,106
Tax effects of distribution of VIE's earnings	6,751,384		0		46,419,145
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Operating loss carryforwards, net	$ 27,374,402		¥ 26,614,377		¥ 188,212,704